ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Balance Sheets) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY		Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY		Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] USD ($)	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2009 Parent Company [Member] CNY
Current assets:
Cash and cash equivalents	$ 44,803,457	279,130,015		$ 69,637,881	433,850,961		521,204,802	152,479,597	$ 362,869	2,260,713	$ 2,773,627	17,279,974	9,084,131
Due from subsidiaries	16,938,953	105,531,368			31,010,170				87,590,139	545,695,322		583,271,399
Other current assets	66,344,167	413,330,793			813,910,281				4,422,386	27,551,909		33,681,614
Total current assets	639,734,380	3,985,609,158			4,608,473,740				92,375,394	575,507,944		634,232,987
Non-current assets:
Investments in subsidiaries									212,784,315	1,325,667,558		2,703,338,634
Capped call options	2,589,237	16,131,208			16,408,445				2,589,237	16,131,208		16,408,445
Total assets	1,343,850,071	8,372,320,321			9,176,399,341				307,748,946	1,917,306,710		3,353,980,066
Current liabilities:
Due to subsidiaries	4,822,594	30,045,245	[1]		35,887,845	[1]			9,822,952	61,197,969		65,331,777
Other current liabilities									1,188,549	7,404,779		5,680,539
Total current liabilities	1,001,339,219	6,238,443,457			5,642,586,602				11,011,501	68,602,748		71,012,316
Convertible senior notes	77,620,210	483,581,668			387,777,235				77,620,210	483,581,668		387,777,235
Total liabilities	1,123,338,137	6,998,508,914			6,271,225,763				88,631,711	552,184,416		458,789,551
Shareholders' Equity
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 89,435,058 and 88,758,778 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	2,119	13,202			13,200				2,119	13,202		13,200
Additional paid-in capital	244,735,846	1,524,728,796			1,507,224,827				244,735,846	1,524,728,796		1,507,224,827
Treasury stock, at cost; 1,028,920 and 1,723,200 shares of ordinary shares as of December 31, 2011 and 2012, respectively	(2,227,180)	(13,875,553)			(8,354,423)				(2,227,180)	(13,875,553)		(8,354,423)
Retained earnings/(accumulated losses)	(52,169,597)	(325,021,804)			1,217,457,158				23,431,494	145,980,546		1,396,441,522
Accumulated other comprehensive (loss)/income	37,944	236,395			(134,611)				37,944	236,395		(134,611)
Total JinkoSolar Holding Co., Ltd. shareholders' equity	219,117,235	1,365,122,294			2,895,190,515				219,117,235	1,365,122,294		2,895,190,515
Total liabilities and shareholders' equity	$ 1,343,850,071	8,372,320,321			9,176,399,341				$ 307,748,946	1,917,306,710		3,353,980,066
Ordinary shares:
Ordinary shares, par value	$ 0.00002			$ 0.00002					$ 0.00002		$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000		500,000,000	500,000,000				500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	88,758,778	88,758,778		89,435,058	89,435,058				88,758,778	88,758,778	89,435,058	89,435,058
Ordinary shares, shares outstanding	88,758,778	88,758,778		89,435,058	89,435,058				88,758,778	88,758,778	89,435,058	89,435,058
Treasury stock at cost, shares	1,723,200	1,723,200		1,028,920	1,028,920				1,723,200	1,723,200	1,028,920	1,028,920

[1]	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.